March 31, 1997
                   PREMIER STATE MUNICIPAL BOND FUND
                       SUPPLEMENT TO PROSPECTUS
                       DATED DECEMBER 16, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier State Municipal Bond Fund.
                                                                  PSTMBs033197